Employee Benefit Plan	12 Months Ended
Dec. 31, 2013
Employee Benefit Plan

11.    Employee Benefit Plan

The Company sponsors a defined contribution 401(k) retirement plan covering all eligible employees.

Qualified employees may elect to contribute to our 401(k) Plan on a pre-tax basis. The maximum amount of employee contribution is subject only to statutory limitations. Beginning in 2005 the Company made contributions at a rate of 25% of the first 4% of employee compensation contributed. The Company contributed $0.3 million, $0.3 million and $0.2 million to the 401(k) Plan for the years ended December 31, 2013, 2012, and 2011, respectively.

In addition, starting on January 1, 2014, the Company began making contributions at a rate of 50% on an additional 2% of employees compensation contributed up to 6%. As a result, the Company is currently matching 25% of the first 4% of employee contributions and 50% of employee contributions between 4% and 6%.

Qualitytech, LP [Member]
Employee Benefit Plan

11.    Employee Benefit Plan

The Company sponsors a defined contribution 401(k) retirement plan covering all eligible employees.

Qualified employees may elect to contribute to our 401(k) Plan on a pre-tax basis. The maximum amount of employee contribution is subject only to statutory limitations. Beginning in 2005 the Company made contributions at a rate of 25% of the first 4% of employee compensation contributed. The Company contributed $0.3 million, $0.3 million and $0.2 million to the 401(k) Plan for the years ended December 31, 2013, 2012, and 2011, respectively.

In addition, starting on January 1, 2014, the Company began making contributions at a rate of 50% on an additional 2% of employees compensation contributed up to 6%. As a result, the Company is currently matching 25% of the first 4% of employee contributions and 50% of employee contributions between 4% and 6%.